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                 DIRECTOR SELECT OUTLOOK (SERIES I OR SERIES IR)
                              SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

  SUPPLEMENT DATED SEPTEMBER 10, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

If you sign the application for your Contract on or after September 10, 2002, or if your Contract is issued on or after September 12, 2002, you cannot allocate any Premium Payments or transfer any Contract Value to the Fixed Accumulation Feature until further notice.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3824
333-39620